RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Summary of Restricted Cash
The company’s restricted cash is as follows:

(MILLIONS)	June 30, 2023	December 31, 2022
Operations	$57	$27
Credit obligations	24	30
Development projects	—	11
Total	81	68
Less: non-current	(32)	(24)
Current	$49	$44